Note 5 - Trade Receivables (Details) - Trade Receivables (USD $) In Thousands, unless otherwise specified	Jan. 31, 2014	Jan. 31, 2013
Trade Receivables [Abstract]
Trade receivables	$ 21,442	$ 21,751
Less: Allowance for doubtful accounts	(884)	(1,111)
	$ 20,558	$ 20,640